Statements Of Financial Condition (The Series Of The Frontier Fund - Frontier Master, Balanced And Berkeley/Graham/Tiverton Series) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Frontier Masters Series [Member]
ASSETS
Cash and cash equivalents	$ 2,234,716		$ 1,207,290
U.S. Treasury securities, at fair value	7,232,546		3,543,554
Custom time deposits	32,900,559		20,062,341
Receivable from futures commission merchants	5,107,749
Open trade equity, at fair value	792,372
Swap contracts, at fair value	57,225		26,242,246
Investments in unconsolidated trading companies, at fair value	4,717,914		15,921,658
Prepaid service fees - Class 1	50,950		204,960
Interest receivable	99,978		48,362
Other assets	6,162		15
Total Assets	53,200,171		67,230,426
LIABILITIES
Pending owner additions	22,716		146,000
Owner redemptions payable	4,996		183,222
Incentive fees payable to Managing Owner			229,686
Management fees payable to Managing Owner	117,541		108,531
Interest payable to Managing Owner	23,408		13,334
Trading fees payable to Managing Owner	105,278		131,841
Trailing service fees payable to Managing Owner	41,911		21,894
Payables to related parties	56		113,911
Other liabilities	856		6,277
Total Liabilities	316,762		954,696
CAPITAL
Total Owners' Capital	52,824,997		66,275,730
Non-Controlling Interests	58,412
Total Capital	52,883,409	[1]	66,275,730	[1]
Total Liabilities and Capital	53,200,171		67,230,426
Units Outstanding	518,762	[1]	637,138	[1]
Frontier Masters Series [Member] | Managing Owner Class 1 [Member]
CAPITAL
Managing Owner Units	27,569		28,315
Total Capital	27,569	[1]	28,315	[1]
Units Outstanding	275	[1]	275	[1]
Frontier Masters Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	589,893		696,838
Total Capital	589,893	[1]	696,838	[1]
Units Outstanding	5,627	[1]	6,586	[1]
Frontier Masters Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	34,062,567		41,185,360
Total Capital	34,062,567	[1]	41,185,360	[1]
Units Outstanding	339,777	[1]	399,994	[1]
Frontier Masters Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	18,144,968		24,365,217
Total Capital	18,144,968	[1]	24,365,217	[1]
Units Outstanding	173,083	[1]	230,283	[1]
Frontier Masters Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	340,052		400,269
Net Asset Value per Unit	$ 100.25		$ 102.96
Frontier Masters Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	178,710		236,869
Net Asset Value per Unit	$ 104.83		$ 105.81
Balanced Series [Member]
ASSETS
Cash and cash equivalents	9,758,138		5,375,950
U.S. Treasury securities, at fair value	29,168,216		27,253,497
Custom time deposits	132,685,042		154,299,574
Receivable from futures commission merchants	74,736,294		85,398,794
Open trade equity, at fair value	13,104,541		30,878,505
Swap contracts, at fair value	23,819,312		49,811,462
Investments in unconsolidated trading companies, at fair value	18,255,809		42,072,378
Inter-series receivables, at fair value			41,137,058
Prepaid service fees - Class 1			3
Interest receivable	403,201		371,950
Other assets	48,273		18,859
Total Assets	301,978,826		436,618,030
LIABILITIES
Short options written, at fair value	3,326,453		4,788,295
Pending owner additions	45,208
Owner redemptions payable	84,710		112,581
Incentive fees payable to Managing Owner	1,195,031		2,688,776
Management fees payable to Managing Owner	241,525		114,145
Interest payable to Managing Owner	397,864		149,043
Trading fees payable to Managing Owner	176,398		71,087
Trailing service fees payable to Managing Owner	435,380		196,325
Payables to related parties	2,408		67,515
Other liabilities	8,437		3,129
Total Liabilities	5,913,414		8,190,896
CAPITAL
Total Owners' Capital	255,432,076		376,897,450
Non-Controlling Interests	40,633,336		51,529,684
Total Capital	296,065,412		428,427,134
Total Liabilities and Capital	301,978,826		436,618,030
Units Outstanding	1,953,014		2,760,618
Balanced Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	3,351,608		2,679,852
Total Capital	3,351,608		2,679,852
Units Outstanding	21,620		16,806
Balanced Series [Member] | Managing Owner Class 2a [Member]
CAPITAL
Managing Owner Units	158,814		165,380
Total Capital	158,814		165,380
Units Outstanding	1,237		1,237
Balanced Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	183,785,318		287,807,510
Total Capital	183,785,318		287,807,510
Units Outstanding	1,476,131		2,181,233
Balanced Series [Member] | Limited Owners Class 1a [Member]
CAPITAL
Limited Owner Units	2,536,559		5,120,558
Total Capital	2,536,559		5,120,558
Units Outstanding	23,388		44,006
Balanced Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	60,020,959		74,035,876
Total Capital	60,020,959		74,035,876
Units Outstanding	387,173		464,304
Balanced Series [Member] | Limited Owners Class 2a [Member]
CAPITAL
Limited Owner Units	2,626,016		3,396,994
Total Capital	2,626,016		3,396,994
Units Outstanding	20,460		25,416
Balanced Series [Member] | Limited Owners Class 3a [Member]
CAPITAL
Limited Owner Units	2,952,802		3,691,280
Total Capital	2,952,802	[2]	3,691,280	[2]
Units Outstanding	23,005	[2]	27,616	[2]
Balanced Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	1,476,131		2,181,233
Net Asset Value per Unit	$ 124.50		$ 131.95
Balanced Series [Member] | Total Owner Class OneA [Member]
CAPITAL
Units Outstanding	23,388		44,006
Net Asset Value per Unit	$ 108.45		$ 116.36
Balanced Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	408,793		481,110
Net Asset Value per Unit	$ 155.02		$ 159.46
Balanced Series [Member] | Total Owner Class TwoA [Member]
CAPITAL
Units Outstanding	21,697		26,653
Net Asset Value per Unit	$ 128.35		$ 133.66
Balanced Series [Member] | Total Owner Class ThreeA [Member]
CAPITAL
Units Outstanding	23,005		27,616
Net Asset Value per Unit	$ 128.36		$ 133.66
Berkeley/Graham/Tiverton Series [Member]
ASSETS
Cash and cash equivalents	1,352,378	[3]	1,341,151	[3]
U.S. Treasury securities, at fair value	4,347,398	[3]	7,024,829	[3]
Custom time deposits	19,776,137	[3]	39,772,074	[3]
Swap contracts, at fair value	34,397	[3]
Investments in unconsolidated trading companies, at fair value	8,234,047	[3]	12,665,871	[3]
Investment in Berkeley Quantitative Colorado Fund, LLC, at fair value	6,270,844	[3]	10,157,099	[3]
Prepaid service fees - Class 1			16	[3]
Interest receivable	60,095	[3]	95,873	[3]
Other assets	7,914	[3]	136	[3]
Total Assets	40,083,210	[3]	71,057,049	[3]
LIABILITIES
Pending owner additions	3,396	[3]
Owner redemptions payable	182,552	[3]	96,181	[3]
Incentive fees payable to Managing Owner			270,557	[3]
Management fees payable to Managing Owner	101,400	[3]	152,455	[3]
Interest payable to Managing Owner	68,021	[3]	119,500	[3]
Trading fees payable to Managing Owner	25,212	[3]	29,714	[3]
Trailing service fees payable to Managing Owner	87,016	[3]	148,307	[3]
Payables to related parties	268	[3]	10,054	[3]
Other liabilities	1,373	[3]	953	[3]
Total Liabilities	469,238	[3]	827,721	[3]
CAPITAL
Total Owners' Capital	39,613,972	[3]	70,229,328	[3]
Total Capital	39,613,972	[3]	70,229,328	[3]
Total Liabilities and Capital	40,083,210	[3]	71,057,049	[3]
Units Outstanding	426,174	[3]	623,512	[3]
Berkeley/Graham/Tiverton Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	7,878	[3]	136,528	[3]
Total Capital	7,878	[3]	136,528	[3]
Units Outstanding	70	[3]	1,036	[3]
Berkeley/Graham/Tiverton Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	35,180,631	[3]	61,842,996	[3]
Total Capital	35,180,631	[3]	61,842,996	[3]
Units Outstanding	386,533	[3]	559,848	[3]
Berkeley/Graham/Tiverton Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	4,425,463	[3]	8,249,804	[3]
Total Capital	$ 4,425,463	[3]	$ 8,249,804	[3]
Units Outstanding	39,571	[3]	62,628	[3]
Berkeley/Graham/Tiverton Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	386,533	[3]	559,848	[3]
Net Asset Value per Unit	$ 91.02	[3]	$ 110.46	[3]
Berkeley/Graham/Tiverton Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	39,641	[3]	63,664	[3]
Net Asset Value per Unit	$ 111.84	[3]	$ 131.73	[3]

[1]	The Frontier Masters Series began trading operations on June 9, 2009
[2]	The Balanced Series Class 3a began trading operations on June 4, 2009
[3]	Formerly the Campbell/Graham/Tiverton Series.